RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Sales to related parties	$ 400,000	$ 200,000	$ 1,500,000	$ 800,000	$ 1,200,000	$ 4,100,000
Purchases from related party vendors	$ 2,100,000	900,000	$ 5,000,000	2,600,000	$ 4,300,000	$ 8,600,000
Minimum
RELATED PARTY TRANSACTIONS
Beneficial ownership (as a percent)	5.00%		5.00%		5.00%	5.00%
Legacy Owner Holdco and Crestview GP
RELATED PARTY TRANSACTIONS
Percentage of net tax savings for payment to TRA Holders					$ 85
Contributing Legacy Owners
RELATED PARTY TRANSACTIONS
Percentage of net tax savings for payment to TRA Holders					85
Tax Receivable Agreement
RELATED PARTY TRANSACTIONS
Number of tax receivable agreements			$ 2		2
Tax Receivable Agreement | Legacy Owner Holdco and Crestview GP
RELATED PARTY TRANSACTIONS
Percentage of net tax savings for payment to TRA Holders			85
Tax Receivable Agreement | Contributing Legacy Owners
RELATED PARTY TRANSACTIONS
Percentage of net tax savings for payment to TRA Holders			85
Property and equipment
RELATED PARTY TRANSACTIONS
Purchases from related party vendors	$ 700,000	400,000	1,400,000	600,000	1,000,000	$ 4,000,000
Inventory and consumables
RELATED PARTY TRANSACTIONS
Purchases from related party vendors			200,000	100,000	200,000	900,000
Inventory and consumables | Maximum
RELATED PARTY TRANSACTIONS
Purchases from related party vendors	100,000	100,000
Rent of certain equipment or other services
RELATED PARTY TRANSACTIONS
Purchases from related party vendors	800,000	100,000	1,700,000	400,000	1,100,000	1,000,000
Management, consulting and other services
RELATED PARTY TRANSACTIONS
Purchases from related party vendors	$ 500,000	$ 400,000	$ 1,700,000	$ 1,500,000	$ 2,000,000	$ 2,700,000